Other Income (Loss), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income (Loss), Net
Unrealized gain (loss) on marketable securities	$ 850,402	$ 951,545	$ (606,635)
Income from sales of property income	14,141	363,012
Foreign exchange gain (loss)	(815,656)	412,236	(3,800,728)
Others	251,169	251,718	188,170
Total	$ 300,056	$ 1,978,511	$ (4,219,193)